AMOUNT DUE TO RELATED PARTIES (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
AMOUNT DUE TO RELATED PARTIES
Related Parties Payable	$ 745,532	$ 276,501
Related Party Loan	0	140,000
Director Fee Payable	360,000	0
Amount Due To Related Parties	$ 1,105,532	$ 416,501